INVENTORIES (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Work in progress and supplies		436,251	266,632
Finished goods		86,861	43,459
Provision		(52,301)	(27,547)	(21,253)
Inventories	$ 76,580	470,811	282,544